Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
U.S. and international components of loss before income taxes
U.S. and international components of income (loss) before income taxes were as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
U.S.	$(46,444)	$(23,463)	$(14,330)
International	51,300	26,656	(3,161)
Income (loss) before income taxes	$4,856	$3,193	$(17,491)

Schedule of income tax expense (benefit)
Income tax expense (benefit) was composed of the following:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Current:
Federal	$—	$—	$—
State	—	—	84
International	16,065	10,438	6,652
	16,065	10,438	6,736
Deferred:
Federal	86	(64)	(2,290)
State	5	(133)	(55)
International	(4,142)	(4,536)	(8,190)
	(4,051)	(4,733)	(10,535)
Income tax expense (benefit)	$12,014	$5,705	$(3,799)

Schedule of effective income tax rate reconciliation
The difference between the income tax expense (benefit) derived by applying the federal statutory income tax rate to our income (loss) before income taxes and the amount recognized in our Combined Financial Statements is as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Expense (benefit) derived by applying the federal statutory income tax rate to income before income taxes	$1,020	$670	$(3,673)
State taxes, net of federal benefit	(185)	(93)	23
Permanent items	—	1	50
Research and experimentation tax credits	(786)	(422)	(386)
Withholding tax	(44)	112	722
Valuation allowance for deferred tax assets	11,680	5,638	938
Stock-based compensation	(333)	(636)	129
Meals & entertainment	15	130	105
Acquisition costs	35	297	124
Effect of foreign operations	612	8	(1,831)
	$12,014	$5,705	$(3,799)

Schedule of deferred tax assets and liabilities
The components of the net deferred tax amounts recognized in the accompanying Combined Balance Sheets were:

	December 31,
	2020	2019

	(in thousands)
Deferred tax assets:
Allowance for doubtful accounts	$262	$228
Accrued expenses	209	125
Net operating loss	17,935	15,313
Research and experimentation credits	1,349	562
Stock-based compensation	2,446	559
Interest	1,072	832
Deferred revenue	91	137
Unrealized exchange gain	1	2
Leases	1,560	1,775
Other credits	51	464
Total deferred tax assets	24,976	19,997
Valuation allowance	(18,256)	(6,576)
Deferred tax assets, net of valuation allowance	6,720	13,421
Deferred tax liabilities:
Property and equipment	846	733
Prepaid expenses	574	179
Leases	1,686	1,821
Intangibles	6,478	17,598
Total deferred tax liabilities	9,584	20,331
Net deferred tax liability	$2,864	$6,910

Schedule of unrecognized tax benefits
The aggregate changes in the balance of our gross unrecognized tax benefits, excluding accrued interest, were as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Balance, beginning of year	$87	$87	$138
Increases for tax positions related to the current year	—	—	—
Decreases for tax positions related to the current year	—	—	—
Increases for tax positions related to prior years	—	—	—
Decreases for tax positions related to prior years	—	—	(51)
Reductions due to lapsed statute of limitations	—	—	—
Balance, end of year	$87	$87	$87